SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation

Basis of Presentation

The accompanying condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for interim financial information (Accounting Standards Codification ("ASC") 270, Interim Reporting) and with the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all of the information necessary for a full presentation of financial position, results of operations, and cash flows in conformity GAAP. Operating results for interim periods are not necessarily indicative of results that may be expected for the fiscal year as a whole. In the opinion of management, the condensed consolidated financial statements reflect all adjustments (consisting of normal recurring adjustments) considered necessary for a fair presentation of the results of the Company for the periods presented.

All intercompany balances were eliminated upon consolidation.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). All intercompany balances were eliminated upon consolidation. Operating results for the year ended December 31, 2020 are not necessarily indicative of results to be expected for any future year.

On December 17, 2019, the Company completed a 1-for-10 reverse stock split of its outstanding common stock. On June 17, 2020, the Company completed a 1-for-3.494 reverse stock split of its outstanding common stock. Accordingly, unless otherwise noted, all share and per share information has been restated to retroactively show the effect of these stock splits.

Use of Estimates

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates. Significant estimates include determination of the fair value of common stock and related stock-based compensation, warrants to purchase common stock underlying shares of Series B Preferred Stock and IPO common stock, and estimating services incurred by third-party service providers used to recognize research and development expense.

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates. Significant estimates include determination of the fair value of common stock and related stock-based compensation, the fair value of convertible promissory notes and the related embedded derivative liability, warrants to purchase common stock underlying shares of Series B Preferred Stock, and estimating services incurred by third-party service providers used to recognize research and development expense.

Cash and Cash Equivalents

Cash and Cash Equivalents — As of March 31, 2021 and December 31, 2020, cash and cash equivalents consisted entirely of cash on hand and bank deposits. The Company considers all highly liquid instruments with remaining maturities at purchase of 90 days or less to be cash equivalents.

Cash and Cash Equivalents — As of December 31, 2020 and 2019, cash and cash equivalents consisted entirely of cash on hand and bank deposits. The Company considers all highly liquid instruments with remaining maturities at purchase of 90 days or less to be cash equivalents.

Concentrations of Credit Risk and Other Uncertainties

Concentrations of Credit Risk and Other Uncertainties — Financial instruments that potentially subject the Company to concentration of credit risk consist of cash and cash equivalents. Substantially all of the Company’s cash and cash equivalents were deposited in accounts at a small number of national financial institutions. Account balances may at times exceed federally-insured limits. The Company has not incurred losses related to these cash and cash equivalents deposited at financial institutions and management believes that the Company is not exposed to significant credit risk due to the financial strength of the depository institutions in which the cash is held.

The Company is subject to certain risks and uncertainties from changes in any of the following areas that the Company believes could have a material adverse effect on future financial position or results of operations: the ability to obtain regulatory approval and market acceptance of, and reimbursement for, the Company’s product candidates; the performance of third-party clinical research organizations and manufacturers; protection of the intellectual property; litigation or claims against the Company based on intellectual property, patent, product, regulatory or other factors; the Company’s ability to attract and retain employees necessary to support commercial success; and changes in the industry or customer requirements including the emergence of competitive products with new capabilities.

Concentrations of Credit Risk and Other Uncertainties — Financial instruments that potentially subject the Company to concentration of credit risk consist of cash and cash equivalents. Substantially all of the Company’s cash and cash equivalents were deposited in accounts at a small number of national financial institutions. Account balances may at times exceed federally-insured limits. The Company has not incurred losses related to these cash and cash equivalents deposited at financial institutions and management believes that the Company is not exposed to significant credit risk due to the financial strength of the depository institutions in which the cash is held.

The Company is subject to certain risks and uncertainties from changes in any of the following areas that the Company believes could have a material adverse effect on future financial position or results of operations: the ability to obtain regulatory approval and market acceptance of, and reimbursement for, the Company’s product candidates; the performance of third-party clinical research organizations and manufacturers; protection of the intellectual property; litigation or claims against the Company based on intellectual property, patent, product, regulatory or other factors; the Company’s ability to attract and retain employees necessary to support commercial success; and changes in the industry or customer requirements including the emergence of competitive products with new capabilities.

The Company records receivables resulting from activities under its research grant from the NIH. Management believes that the Company is not exposed to significant credit risk due to the financial strength of the granting agency.

Deposit

Deposit — In connection with one of the Company’s facility leases, a deposit is held by the lessor per the terms of the noncancelable agreement. The deposit has been recorded as a long-term asset on the Company’s condensed consolidated balance sheets.

Deposit — In connection with one of the Company’s facility leases, a deposit is held by the lessor per the terms of the noncancelable agreement. The deposit has been recorded as a long-term asset on the Company’s consolidated balance sheets.

Inventories

Inventories — Inventories consist entirely of finished products. The balances presented are stated at the lower of cost or market and is determined using the first-in, first-out method. The Company’s policy is to write down inventory that has become obsolete, inventory that has a cost basis in excess of its expected net realizable value, and inventory quantity in excess of expected requirements. The estimate of write downs to inventory from obsolescence, costs in excess of inventory net realizable value, and inventory quantity in excess of expected requirements is subjective and primarily dependent on the estimates of future demand for a particular product. Adjustments generally increase as demand decreases due to market conditions and product life-cycle changes. As of December 31, 2020, the Company recorded a reserve for inventory obsolescence of $22,200 as the inventory was near its expiration date with no significant marketing activities taking place. As of December 31, 2019 no such adjustments have been recorded.

Deferred Initial Public Offering Costs

Deferred Initial Public Offering Costs — During the year ended December 31, 2020, the Company began incurring costs in connection with the filing of a Registration Statement on Form S-1/A for an initial public offering ("IPO"), which were deferred in other current assets in accordance with ASC 505-10-25, Equity, in the consolidated balance sheet. Upon completion of the IPO, these costs have been offset against proceeds received. Offering costs consist of legal, accounting, and other costs directly related to the Company’s efforts to raise capital.

During the year ended December 31, 2020, the Company classified deferred offering costs of $2,667,300 as a reduction to additional paid-in capital upon completion of the Company's IPO on October 15, 2020. As of December 31, 2020 and 2019, there were no deferred offering costs recorded on the Company's consolidated balance sheets.

Property and Equipment

Property and Equipment — Property and equipment are recorded at cost and depreciated using the straight-line method over the estimated useful lives of the assets ranging from 1 to 8 years. Major replacements and improvements are capitalized as leasehold improvements, while general repairs and maintenance are expensed as incurred. Estimated useful lives of leasehold improvements are the shorter of the remaining lease term or the estimated useful economic life of the specific asset.

Estimated useful lives of property and equipment are as follows for the major classes of assets:

Asset Description	Estimated Lives
Laboratory Equipment	3 - 8
Leasehold Improvements	1 - 7
Office Furniture, Fixtures, and Equipment	5
Software	3 - 5

Property and Equipment — Property and equipment are recorded at cost and depreciated using the straight-line method over the estimated useful lives of the assets ranging from 1 to 8 years. Major replacements and improvements are capitalized as leasehold improvements, while general repairs and maintenance are expensed as incurred. Estimated useful lives of leasehold improvements are the shorter of the remaining lease term or the estimated useful economic life of the specific asset.

Estimated useful lives of property and equipment are as follows for the major classes of assets:

Asset Description	Estimated Lives
Laboratory Equipment	3 - 8
Leasehold Improvements	1 - 7
Office Furniture, Fixtures, and Equipment	5
Software	3 - 5

Internal Use Software Development Costs

Internal Use Software Development Costs — The Company capitalizes certain costs incurred to develop internal use software. All costs incurred that relate to planning and post-implementation phases of development are expensed as incurred. Costs incurred in the development and implementation phases are capitalized and amortized over the estimated life of the software, generally five years. The Company did not capitalize any software development costs for the three months ended March 31, 2021 and 2020.

Internal Use Software Development Costs — The Company capitalizes certain costs incurred to develop internal use software. All costs incurred that relate to planning and post-implementation phases of development are expensed as incurred. Costs incurred in the development and implementation phases are capitalized and amortized over the estimated life of the software, generally five years. The Company capitalized software development costs of approximately $10,200 and $20,000 for the years ended December 31, 2020 and 2019, respectively.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets — The Company reviews its long-lived assets, including property and equipment, for impairment indicators. If indicators are noted, the Company compares the carrying amount of the asset to its estimated undiscounted cash flows. If the carrying amount exceeds its estimated undiscounted cash flows, an impairment loss is recognized to adjust the long-lived asset to fair value. There has been no impairment losses on the Company’s long-lived assets since inception.

Impairment of Long-Lived Assets — The Company reviews its long-lived assets, including property and equipment, for impairment indicators. If indicators are noted, the Company compares the carrying amount of the asset to its estimated undiscounted cash flows. If the carrying amount exceeds its estimated undiscounted cash flows, an impairment loss is recognized to adjust the long-lived asset to fair value. There has been no impairment losses on the Company’s long-lived assets since inception.

Comprehensive Loss

Comprehensive Loss — Comprehensive loss includes net loss as well as other changes in stockholders’ equity that result from transactions and economic events other than those with stockholders. For all periods presented, there was no difference between net loss and comprehensive loss.

Comprehensive Loss — Comprehensive loss includes net loss as well as other changes in stockholders’ equity that result from transactions and economic events other than those with stockholders. For all periods presented, there was no difference between net loss and comprehensive loss.

Income Taxes

Income Taxes — The Company files federal and state income tax returns, utilizing the accrual basis of accounting. Income taxes are provided for the tax effects of transactions reported in the condensed consolidated financial statements and consist of taxes currently due and deferred taxes. Certain transactions of the Company may be subject to accounting methods for income tax purposes, which differ from the accounting methods used in preparing these condensed consolidated financial statements in accordance with GAAP. Accordingly, the net income or loss of the Company reported for income tax purposes may differ from the balances reported for those same items in the accompanying condensed consolidated financial statements.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which such temporary differences are expected to be recovered or settled. The Company records valuation allowances to reduce deferred income tax assets to the amount that is more likely than not to be realized.

The Company records uncertain tax positions in accordance with ASC 740, Income Taxes, on the basis of a two-step process in which (1) the Company determines whether it is more-likely-than-not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, the Company recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority. The Company recognizes interest and penalties related to unrecognized tax benefits on the income tax expense line in the accompanying condensed consolidated statements of operations. No such interest or penalties were recognized during the three months ended March 31, 2021 and 2020.

Income Taxes — The Company files federal and state income tax returns, utilizing the accrual basis of accounting. Income taxes are provided for the tax effects of transactions reported in the consolidated financial statements and consist of taxes currently due and deferred taxes. Certain transactions of the Company may be subject to accounting methods for income tax purposes, which differ from the accounting methods used in preparing these consolidated financial statements in accordance with GAAP. Accordingly, the net income or loss of the Company reported for income tax purposes may differ from the balances reported for those same items in the accompanying consolidated financial statements.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which such temporary differences are expected to be recovered or settled. The Company records valuation allowances to reduce deferred income tax assets to the amount that is more likely than not to be realized.

The Company records uncertain tax positions in accordance with ASC 740, Income Taxes, on the basis of a two-step process in which (1) the Company determines whether it is more-likely-than-not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, the Company recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority. The Company recognizes interest and penalties related to unrecognized tax benefits on the income tax expense line in the accompanying consolidated statements of operations. No such interest or penalties were recognized during the years ended December 31, 2020 and 2019.

Research and Development Expense

Research and Development Expense — The Company expenses research and development costs as incurred. Research and development expenses include personnel and personnel-related costs, costs associated with the Company’s pre-clinical development activities including costs of outside consultants and contractors, the submission and maintenance of regulatory filings, equipment and supplies used in developing products prior to market approval and an allocation of certain overhead costs such as facility and related expenses.

The Company accrues and expenses costs of services provided by contract research organizations in connection with preclinical studies and contract manufacturing organizations engaged to manufacture clinical trial material, costs of licensing technology, and costs of services provided by research organizations and service providers. Upfront payments and milestone payments made for the licensing of technology are expensed as research and development in the period in which they are incurred if the technology is not expected to have any alternative future uses other than the specific research and development project for which it was intended. Nonrefundable advance payments for goods or services to be received in the future for use in research and development activities are recorded as prepaid expenses. The prepaid amounts are expensed as the related goods are delivered or the services are performed rather than when the payment is made.

Research and Development Expense — The Company expenses research and development costs as incurred. Research and development expenses include personnel and personnel-related costs, costs associated with the Company’s pre-clinical development activities including costs of outside consultants and contractors, the submission and maintenance of regulatory filings, equipment and supplies used in developing products prior to market approval and an allocation of certain overhead costs such as facility and related expenses.

The Company accrues and expenses costs of services provided by contract research organizations in connection with preclinical studies and contract manufacturing organizations engaged to manufacture clinical trial material, costs of licensing technology, and costs of services provided by research organizations and service providers. Upfront payments and milestone payments made for the licensing of technology are expensed as research and development in the period in which they are incurred if the technology is not expected to have any alternative future uses other than the specific research and development project for which it was intended. Nonrefundable advance payments for goods or services to be received in the future for use in research and development activities are recorded as prepaid expenses. The prepaid amounts are expensed as the related goods are delivered or the services are performed rather than when the payment is made.

Proceeds from Grants

Proceeds from Grants — During the three months ended March 31, 2021 and 2020, the Company did not recognize any reductions to research and development expense within the condensed consolidated statements of operations pursuant to its grant from the NIH.

Proceeds from Grants — During the years ended December 31, 2020 and 2019, the Company recognized $142,400 and $298,000, respectively, as reductions to research and development expense within the consolidated statements of operations pursuant to its grant from the NIH
Convertible Promissory Notes Derivative Liability

Convertible Promissory Notes Derivative Liability — During the year ended December 31, 2019, the Company recorded an embedded derivative liability related to the discount on the per share selling price the holders of the convertible promissory notes would receive at the time of conversion in connection with the Company’s next equity financing ("the Next Financing Close"). The embedded derivative liability was initially recorded at fair value, with gains and losses arising from changes in fair value recognized in interest expense in the consolidated statements of operations at each period end while such instruments are outstanding. The embedded derivative liability was valued using a probability weighted expected return model. See Note 8.

Upon repurchase of convertible promissory notes, ASC 470, Debt, requires the Company to allocate total settlement consideration, inclusive of transaction costs, amongst the liability components of the instrument based on the fair value of the liability component immediately prior to repurchase. The difference between the settlement consideration allocated to the liability component and the net carrying value of the liability component would be recognized as gain (loss) on extinguishment of debt in the consolidated statements of operations.

Fair Value Measurements

Fair Value Measurements — The carrying value of the Company’s cash and cash equivalents, prepaid expenses and other assets, accounts payable, accrued expenses and other current liabilities approximate their fair value due to their short-term nature.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In estimating the fair value of an asset or a liability, the Company takes into account the characteristics of the asset or liability if market participants would take those characteristics into account when pricing the asset or liability at the measurement date.

The Company accounts for financial instruments in accordance with ASC 820, Fair Value Measurements and Disclosures. ASC 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

Level 2 — Quoted prices in non-active markets or in active markets for similar assets or liabilities, observable inputs other than quoted prices, and inputs that are not directly observable but are corroborated by observable market data.

Level 3 — Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

There were no changes in the fair value hierarchy levels during the three months ended March 31, 2021 and 2020.

Fair Value Measurements — The carrying value of the Company’s cash and cash equivalents, unbilled receivables from the granting agency, prepaid expenses and other assets, accounts payable, and accrued expenses and other current liabilities approximate their fair value due to their short-term nature.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In estimating the fair value of an asset or a liability, the Company takes into account the characteristics of the asset or liability if market participants would take those characteristics into account when pricing the asset or liability at the measurement date.

The Company accounts for financial instruments in accordance with ASC 820, Fair Value Measurements. ASC 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

Level 2 — Quoted prices in non-active markets or in active markets for similar assets or liabilities, observable inputs other than quoted prices, and inputs that are not directly observable but are corroborated by observable market data.

Level 3 — Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

There were no changes in the fair value hierarchy levels during the years ended December 31, 2020 and 2019.

The Company’s liabilities that were measured at fair value on a non-recurring and recurring basis converted into Series A-1 Preferred Stock as of December 31, 2019. Per ASC 820, the fair values of the convertible promissory notes are measured on a non-recurring basis at the relevant measurement date. The fair value of convertible promissory notes embedded derivative liability is measured on a recurring basis at the end of each reporting period.

Rollforward of Level 3 Liabilities Measured at Fair Value on a Non-Recurring Basis:

	December 31,	December 31,
	2020	2019
Convertible promissory notes
Beginning balance	$—	$—
Amounts allocated to the embedded derivative liability at inception (at fair value)	—	(21,000)
Conversions from accounts payable into convertible promissory notes	—	134,800
Proceeds from issuances of convertible promissory notes	—	250,000
Conversions into Series A‑1 Stock	—	(363,800)
Ending balance	$—	$—

Rollforward of Level 3 Liabilities Measured at Fair Value on a Recurring Basis:
Convertible promissory note embedded derivative liability
Beginning balance	$—	$—
Realized and unrealized gains and losses	—	2,000
Fair value of embedded derivative liability at inception	—	21,000
Amounts derecognized upon conversion of the related convertible promissory notes	—	(23,000)
Ending balance	$—	$—

Nonvested Stock Options and Restricted Stock Units

Nonvested Stock Options and Restricted Stock Units — Pursuant to the Company’s 2017 Stock Incentive Plan (the “Plan”), the Company has the ability to issue a variety of share-based payments and incentives to board members, employees, and non-employees through grants of nonvested stock options.

The vesting conditions for stock options include annual, and monthly. Annual vesting conditions are for four years. Monthly vesting conditions range from 10 to 48 months. When nonvested options are vested, they become exercisable over a 10-year period from grant date.

The vesting conditions for restricted stock units include cliff vesting conditions. Certain restricted stock units vest with a range of 6 to 12 months following the expiration of employee lock-up agreements. Certain restricted stock units vest based on the later of achievement of key milestones or the expiration of employee lock-up agreements. When nonvested restricted stock units are vested, they become exercisable over a 10-year period from grant date.

Nonvested Stock Options and Restricted Stock Units — Pursuant to the Company’s 2017 Stock Incentive Plan (the “Plan”), the Company has the ability to issue a variety of share-based payments and incentives to members, employees, and non-employees through grants of nonvested stock options.

The vesting conditions for stock options include annual, and monthly options. Annual vesting conditions are for four years. Monthly vesting conditions range from 10 to 48 months. When nonvested options are vested, they become exercisable over a 10 year period from grant date.

The vesting conditions for restricted stock units include cliff vesting conditions. Certain restricted stock units vest with a range of 6 to 12 months following the expiration of employee lock-up agreements. Certain restricted stock units vest based on the later of achievement of key milestones or the expiration of employee lock-up agreements. When nonvested restricted stock units are vested, they become exercisable over a 10 year period from grant date.

Stock-Based Compensation

Stock-Based Compensation — The Company records stock compensation expense related to the Plan in accordance with ASC 718, Compensation — Stock Compensation. The Company measures and recognizes stock compensation expense for all stock-based awards, including stock options, based on estimated fair values recognized using cliff vesting or the straight-line method over the requisite service period. The fair value of stock options is estimated on the grant date using the Black-Scholes option-valuation model (the “Black-Scholes model”). The calculation of stock-based compensation expense requires that the Company make assumptions and judgments about the variables used in the Black-Scholes model, including the fair value of the Company’s common stock, expected term, expected volatility of the underlying common stock, and risk-free interest rate. Forfeitures are accounted for when they occur.

Until the Company’s common stock became publicly traded, the board of directors’ approach to estimating the fair value of the Company’s common stock includes utilizing methods outlined in the American Institute of Certified Public Accountants’ Practice Aid, Valuation of Privately- Held Company Equity Securities Issued as Compensation.

The Company estimates the grant-date fair value of stock options using the Black-Scholes model and the assumptions used to value such stock options are determined as follows:

Expected Term. The expected term represents the period that the Company’s stock options are expected to be outstanding. Due to limitations on the sale or transfer of the Company’s common stock under the lock-up agreements and market standoff components of the stock option agreements, the Company does not believe its historical exercise pattern is indicative of the pattern it will experience after restricted periods expire. The Company has previously used the Staff Accounting Bulletin (“SAB”) No. 110, simplified method to calculate the expected term, which is the average of the contractual term and vesting period.

Risk-Free Interest Rate. The Company bases the risk-free interest rate used in the Black-Scholes model on the implied yield available on US Treasury zero-coupon issues with a term equivalent to that of the expected term of the stock options for each stock option group.

Volatility. The Company determines the price volatility based on the historical volatilities of industry peers as it has no trading history for its common stock price. The Company intends to continue to consistently apply this process using the same or a similar peer group of public companies, until a sufficient amount of historical information regarding the volatility of its own common stock price becomes available, or unless circumstances change such that the identified peer companies are no longer similar, in which case other suitable peer companies whose common stock prices are publicly available would be utilized in the calculation.

Dividend Yield. The expected dividend assumption is based on the Company’s current expectations about its anticipated dividend policy. To date, the Company has not declared any dividends and, therefore, the Company has used an expected dividend yield of zero.

Common Stock Valuations. The Company did not grant any stock options during the three months ended March 31, 2021. During the three months ended March 31, 2020, the Company’s board of directors, with input from management and third-party valuations, determined the fair value of the common stock underlying all stock-based compensation grants. The Company believes that the board of directors had the relevant experience and expertise to determine the fair value of the Company’s common stock before the Company’s common stock became publicly traded. The board of directors exercised reasonable judgment and considered numerous objective and subjective factors to determine the best estimate of the fair value of the Company’s common stock at each grant date. These factors include:

●	valuations of the common stock performed by third-party specialists;
●	the prices, rights, preferences, and privileges of the Company’s Series A-1 Preferred Stock and Series B Preferred Stock relative to those of the Company’s common stock;
●	lack of marketability of the common stock;
●	current business conditions and projections;
●	hiring of key personnel and the experience of management;
●	the Company’s stage of development;
●	likelihood of achieving a liquidity event, such as an initial public offering, a merger or acquisition of the Company given prevailing market conditions, or other liquidation event;
●	the market performance of comparable publicly traded companies; and
●	the US and global capital market conditions.

In valuing the common stock, the board of directors determined the equity value of the Company’s business using various valuation methods including combinations of income and market approaches. The income approach estimates value based on the expectation of future cash flows that a company will generate. These future cash flows are discounted to their present values using a discount rate derived from an analysis of the cost of capital of comparable publicly traded companies in the Company’s industry or similar business operations as of each valuation date and is adjusted to reflect the risks inherent in the Company’s cash flows. The market approach references actual transactions involving (i) the subject being valued, or (ii) similar assets and/or enterprises.

For each valuation, the equity value determined by the income and market approaches was then allocated to the common stock using either the option pricing method (“OPM”) or probability — weighted expected return model (“PWERM”).

The option pricing method is based on the Black-Scholes option valuation model, which allows for the identification of a range of possible future outcomes, each with an associated probability. The OPM is appropriate to use when the range of possible future outcomes is difficult to predict and thus creates highly speculative forecasts. In general, while simple in its application, management did not use the OPM approach when considering allocation techniques for the valuation of equity interests in early stage, privately held life science companies. Management determined that applying the OPM would violate the major assumptions of the Black Scholes option valuation model approach. Additionally, the simulation approach can generally be reasonably approximated by a scenario-based approach like the PWERM as described below.

PWERM involves a forward-looking analysis of the possible future outcomes of the enterprise. This method is particularly useful when discrete future outcomes can be predicted at a relatively high confidence level with a probability distribution. Discrete future outcomes considered under the PWERM include an initial public offering, as well as non-initial public offering market-based outcomes. Determining the fair value of the enterprise using the PWERM requires the Company to develop assumptions and estimates for both the probability of an initial public offering liquidity event and stay private outcomes, as well as the values the Company expects those outcomes could yield. From February 2018 to October 2020, the Company has valued its common stock based on a PWERM.

Application of the Company’s approach involves the use of estimates, judgment, and assumptions that are highly complex and subjective, such as those regarding expected future revenue, expenses, and future cash flows, discount rates, market multiples, the selection of comparable companies, and the probability of possible future events. Changes in any or all of these estimates and assumptions or the relationships between those assumptions impact valuations as of each valuation date and may have a material impact on the valuation of the common stock.

For valuations after the completion of an initial public offering, the board of directors will determine the fair value of each share of underlying common stock based on the closing price of the common stock as reported on the date of grant. Future expense amounts for any particular period could be affected by changes in assumptions or market conditions.

For valuations after the completion of an initial public offering, the fair value of each share granted by the board of directors will be equal to the closing price of the common stock on the date of grant

Stock-Based Compensation — The Company records stock compensation expense related to the Plan in accordance with ASC 718, Compensation — Stock Compensation. The Company measures and recognizes stock compensation expense for all stock-based awards, including stock options, based on estimated fair values recognized using cliff vesting or the straight-line method over the requisite service period. The fair value of stock options is estimated on the grant date using the Black-Scholes option-valuation model (the “Black-Scholes model”). The calculation of stock-based compensation expense requires that the Company make assumptions and judgments about the variables used in the Black-Scholes model, including the fair value of the Company’s common stock, expected term, expected volatility of the underlying common stock, and risk-free interest rate. Forfeitures are accounted for when they occur.

Until the Company’s common stock became publicly traded, the board of directors’ approach to estimating the fair value of the Company’s common stock includes utilizing methods outlined in the American Institute of Certified Public Accountants’ Practice Aid, Valuation of Privately- Held Company Equity Securities Issued as Compensation.

The Company estimates the grant-date fair value of stock options using the Black-Scholes model and the assumptions used to value such stock options are determined as follows:

Expected Term. The expected term represents the period that the Company’s stock options are expected to be outstanding. Due to limitations on the sale or transfer of the Company’s common stock under the lock-up agreements and market standoff components of the stock option agreements, the Company does not believe its historical exercise pattern is indicative of the pattern it will experience after restricted periods expire. The Company has previously used the Staff Accounting Bulletin (“SAB”) No. 110, simplified method to calculate the expected term, which is the average of the contractual term and vesting period.

Risk-Free Interest Rate. The Company bases the risk-free interest rate used in the Black-Scholes model on the implied yield available on US Treasury zero-coupon issues with a term equivalent to that of the expected term of the stock options for each stock option group.

Volatility. The Company determines the price volatility based on the historical volatilities of industry peers as it has no trading history for its common stock price. The Company intends to continue to consistently apply this process using the same or a similar peer group of public companies, until a sufficient amount of historical information regarding the volatility of its own common stock price becomes available, or unless circumstances change such that the identified peer companies are no longer similar, in which case other suitable peer companies whose common stock prices are publicly available would be utilized in the calculation.

Dividend Yield. The expected dividend assumption is based on the Company’s current expectations about its anticipated dividend policy. To date, the Company has not declared any dividends and, therefore, the Company has used an expected dividend yield of zero.

Common Stock Valuations. During the years ended December 31, 2020 and 2019, the Company’s board of directors, with input from management and third-party valuations, determined the fair value of the common stock underlying all stock-based compensation grants. The Company believes that the board of directors had the relevant experience and expertise to determine the fair value of the Company’s common stock before the Company’s common stock became publicly traded. On the date of the grants in the years ended December 31, 2020 and 2019, the fair value of the Company’s common stock, was determined in accordance with the American Institute of Certified Public Accountants Practice Aid, Valuation of Privately-Held Company Equity Securities Issued as Compensation. The board of directors exercised reasonable judgment and considered numerous objective and subjective factors to determine the best estimate of the fair value of the Company’s common stock at each grant date. These factors include:

●	valuations of the common stock performed by third-party specialists;
●	the prices, rights, preferences, and privileges of the Company’s Series A-1 Preferred Stock and Series B Preferred Stock relative to those of the Company’s common stock;
●	lack of marketability of the common stock;
●	current business conditions and projections;
●	hiring of key personnel and the experience of management;
●	the Company’s stage of development;
●	likelihood of achieving a liquidity event, such as an initial public offering, a merger or acquisition of the Company given prevailing market conditions, or other liquidation event;
●	the market performance of comparable publicly traded companies; and
●	the US and global capital market conditions.

In valuing the common stock, the board of directors determined the equity value of the Company’s business using various valuation methods including combinations of income and market approaches. The income approach estimates value based on the expectation of future cash flows that a company will generate. These future cash flows are discounted to their present values using a discount rate derived from an analysis of the cost of capital of comparable publicly traded companies in the Company’s industry or similar business operations as of each valuation date and is adjusted to reflect the risks inherent in the Company’s cash flows. The market approach references actual transactions involving (i) the subject being valued, or (ii) similar assets and/or enterprises.

For each valuation, the equity value determined by the income and market approaches was then allocated to the common stock using either the option pricing method (“OPM”) or probability — weighted expected return model (“PWERM”).

The option pricing method is based on the Black-Scholes option valuation model, which allows for the identification of a range of possible future outcomes, each with an associated probability. The OPM is appropriate to use when the range of possible future outcomes is difficult to predict and thus creates highly speculative forecasts. In general, while simple in its application, management did not use the OPM approach when considering allocation techniques for the valuation of equity interests in early stage, privately held life science companies. Management determined that applying the OPM would violate the major assumptions of the Black Scholes option valuation model approach. Additionally, the simulation approach can generally be reasonably approximated by a scenario-based approach like the PWERM as described below.

PWERM involves a forward-looking analysis of the possible future outcomes of the enterprise. This method is particularly useful when discrete future outcomes can be predicted at a relatively high confidence level with a probability distribution. Discrete future outcomes considered under the PWERM include an initial public offering, as well as non- initial public offering market-based outcomes. Determining the fair value of the enterprise using the PWERM requires the Company to develop assumptions and estimates for both the probability of an initial public offering liquidity event and stay private outcomes, as well as the values the Company expects those outcomes could yield. Since February 2018, the Company has valued its common stock based on a PWERM.

Application of the Company’s approach involves the use of estimates, judgment, and assumptions that are highly complex and subjective, such as those regarding expected future revenue, expenses, and future cash flows, discount rates, market multiples, the selection of comparable companies, and the probability of possible future events. Changes in any or all of these estimates and assumptions or the relationships between those assumptions impact valuations as of each valuation date and may have a material impact on the valuation of the common stock.

For valuations after the completion of an initial public offering, the fair value of each share granted by the board of directors will be equal to the closing price of the common stock on the date of grant.

Warrants Underlying Shares IPO common stock — The Company records warrants to purchase shares of common stock underlying shares of IPO common stock in accordance with ASC 470, Debt with conversion and other options. The fair value of the warrants was estimated on the IPO date using the Black-Scholes option- valuation model. The calculation of warrants requires that we make assumptions and judgments about the variables used in the Black-Scholes option-valuation model, including the fair value of our common stock, expected term, expected volatility of the underlying common stock, risk-free interest rate, and exercise price.

The Company estimated the fair value of warrants underlying shares of IPO common stock using the Black-Scholes option-valuation model and the assumptions used to value such warrants are determined as follows:

Expected Term. The expected term represents the period that warrants are expected to be outstanding. The expected term was calculated by taking the average of the vesting period and contract period.

Risk-Free Interest Rate. The Company based the risk-free interest rate used in the Black-Scholes option-valuation model on the implied yield available on US Treasury zero-coupon issues with a term equivalent to that of the expected term of the warrants.

Volatility. The Company determined the price volatility based on the historical volatilities of industry peers as the Company had one day of trading history as of the initial public offering date. The Company intends to continue to consistently apply this process using the same or a similar peer group of public companies, until a sufficient amount of historical information regarding the volatility of the Company’s common stock price becomes available, or unless circumstances change such that the identified peer companies are no longer similar, in which case other suitable peer companies whose common stock prices are publicly available would be utilized in the calculation.

Dividend Yield. The expected dividend assumption is based on current expectations about anticipated dividend policy. To date, the Company has not declared any dividends and, therefore, it used an expected dividend yield of zero.

Common Stock Valuations. The fair value of common stock when the warrants were issued is equal to the IPO common stock issuance price of $12.00 per share.

Exercise Price. The representative warrants’ exercise price to purchase common stock is $15.00 per share.

Segment Data	Segment Data — The Company manages its operations as a single segment for the purposes of assessing performance and making operating decisions.	Segment Data — The Company manages its operations as a single segment for the purposes of assessing performance and making operating decisions.
Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements — From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board (“FASB”) or other standard setting bodies and adopted by the Company as of the specified effective date. Unless otherwise discussed, the impact of recently issued standards that are not yet effective will not have a material impact on the Company’s financial position, results of operations, or cash flows upon adoption.

In February 2016, the FASB issued Accounting Standards Update (“ASU”) No. 2016-02, Leases (Topic 842), which requires lessees to recognize the following for all leases (with the exception of short-term leases) at the commencement date: a lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis; and a right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term. In July 2018, the FASB issued ASU 2018-11 to amend certain aspects of Topic 842. These amendments provide entities with an additional (and optional) transition method to adopt Topic 842. Under this transition method, an entity initially applies the transition requirements in Topic 842 at that Topic’s effective date with the effects of initially applying Topic 842 recognized as a cumulative effect adjustment to the opening balance of retained earnings (or other components of equity or net assets, as appropriate) in the period of adoption. On October 16, 2019, the FASB changed the effective date of this standard applicable to the Company as an emerging growth company to January 1, 2022. The Company is currently evaluating the potential impact of this standard on its financial position, results of operations, and cash flows.

In June 2016, FASB issued ASU 2016-13, Financial Instruments — Credit Losses (Topic 326). The amendments in ASU 2016-13 affect entities holding financial assets and net investment in leases that are not accounted for at fair value through net income. The amendments affect loans, debt securities, trade receivables, net investments in leases, off-balance-sheet credit exposures, reinsurance receivables, and any other financial assets not excluded from the scope that have the contractual right to receive cash. The amendments in ASU 2016-13 require a financial asset (or a group of financial assets) measured at amortized cost basis to be presented at the net amount expected to be collected. The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial asset(s) to present the net carrying value at the amount expected to be collected on the financial asset. On October 16, 2019, the FASB has changed the effective date of this standard applicable to the Company as an emerging growth company to January 1, 2023. The Company is currently evaluating the potential impact of this standard on its financial position, results of operations, and cash flows.

Recently Issued Accounting Pronouncements — From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board (“FASB”) or other standard setting bodies and adopted by the Company as of the specified effective date. Unless otherwise discussed, the impact of recently issued standards that are not yet effective will not have a material impact on the Company’s financial position, results of operations, or cash flows upon adoption.

In February 2016, the FASB issued Accounting Standards Update (“ASU”) No. 2016-02, Leases (Topic 842), which requires lessees to recognize the following for all leases (with the exception of short-term leases) at the commencement date: a lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis; and a right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term. In July 2018, the FASB issued ASU 2018-11 to amend certain aspects of Topic 842. These amendments provide entities with an additional (and optional) transition method to adopt Topic 842. Under this transition method, an entity initially applies the transition requirements in Topic 842 at that Topic’s effective date with the effects of initially applying Topic 842 recognized as a cumulative effect adjustment to the opening balance of retained earnings (or other components of equity or net assets, as appropriate) in the period of adoption. On April 8, 2020, the FASB changed the effective date of this standard applicable to the Company as an emerging growth company to January 1, 2022. The Company is currently evaluating the potential impact of this standard on its financial position, results of operations, and cash flows.

In June 2016, FASB issued ASU 2016-13, Financial Instruments — Credit Losses (Topic 326). The amendments in ASU 2016-13 affect entities holding financial assets and net investment in leases that are not accounted for at fair value through net income. The amendments affect loans, debt securities, trade receivables, net investments in leases, off-balance-sheet credit exposures, reinsurance receivables, and any other financial assets not excluded from the scope that have the contractual right to receive cash. The amendments in ASU 2016-13 require a financial asset (or a group of financial assets) measured at amortized cost basis to be presented at the net amount expected to be collected. The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial asset(s) to present the net carrying value at the amount expected to be collected on the financial asset. On April 8, 2020, the FASB has changed the effective date of this standard applicable to the Company as an emerging growth company to January 1, 2023. The Company is currently evaluating the potential impact of this standard on its financial position, results of operations, and cash flows.

On January 1, 2019, the Company adopted ASU 2016-15 (Topic 230), Classification of Certain Cash Receipts and Payments, a new standard providing guidance on statement of cash flow classification on specific issues. The standard is effective for financial statements issued for fiscal periods beginning after December 15, 2018. It is required to be applied on a retrospective approach. The Company determined that this standard had no impact on its financial position, results of operations, and cash flows for the years ended December 31, 2020 and 2019.